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                                   FORM N-SAR
                                 ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES


Report for fiscal year ending: 12/31/2004
Is this a transition report? (Y/N)      N

Is this an amendment to a previous filing? (Y/N)        N

Those items or sub-items with a box "[X]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.      A.      Registrant Name:      CUNA Mutual Life Variable Annuity Account

        B.      File Number:          811-8260, 811-40304, 811-40320, 811-8260

        C.      Telephone Number:     (319) 352-1000, ext 2157

2.      A.      Street:         2000 HERITAGE WAY

        B.      City:           WAVERLY

        C.      State:          IA

        D.      Zip Code:       50677   Zip Ext.: 9202

        E.      Foreign Country:        Foreign Postal Code:

3.      Is this the first filing on this form by Registrant? (Y/N) N

4.      Is this the last filing on this form by Registrant? (Y/N) N

5. Is Registrant a small business investment company (SBIC)? (Y/N) N [If answer is "Y" (Yes), complete only items 89 through 110.]

6.      Is Registrant a unit investment trust (UIT)? (Y/N) Y
        [If answer is "Y" (Yes) complete only items 111 through 132.]

UNIT INVESTMENT TRUSTS

111.    A.      [ ]     Depositor Name:

        B.      [ ]     File Number (If any):

        C.      [ ]     City:           State:          Zip Code:       Zip Ext:


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                [ ]     Foreign Country:                Foreign Postal Code:

112.    A.      [ ]     Sponsor Name:

        B.      [ ]     File Number (If any):

        C.      [ ]     City:           State:          Zip Code:       Zip Ext:

                [ ]     Foreign Country:                Foreign Postal Code:

113.    A.      [ ]     Trustee Name:

        B.      [ ]     City:           State:          Zip Code:       Zip Ext:

                [ ]     Foreign Country:                Foreign Postal Code:

114.    A.      [ ]     Principal Underwriter Name:

        B.      [ ]     File Number:

        C.      [ ]     City:           State:          Zip Code:       Zip Ext:

                [ ]     Foreign Country:                Foreign Postal Code:

115.    A.      [ ]     Independent Public Accountant Name:

        B.      [ ]     City:           State:          Zip Code:       Zip Ext:

                [ ]     Foreign Country:                Foreign Postal Code:

116.    Family of investment companies information:

        A.      [ ]     Is Registrant part of a family of investment
                        companies? (Y/N)

        B.      [ ]     Identify the family in 10 letters:
                        (NOTE: In filing this form, use this identification
                         consistently for all investment companies in family. This designation is for purposes of this form only).

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117.    A.      Is Registrant a separate account of an insurance company? (Y/N)
                If answer is "Y" (Yes,) are any of the following types of contracts funded by the Registrant?

        B.      [ ]     Variable annuity contracts? (Y/N)

        C.      [ ]     Scheduled premium variable life contracts? (Y/N)

        D.      [ ]     Flexible premium variable life contracts? (Y/N)

        E.      [ ]     Other types of insurance products registered under the
                        Securities Act of 1933

118.    [X]     State the number of series existing at the end of
                the period that had securities registered under the
                Securities Act of 1933                                         3

119.    [X]     State the number of new series for which registration
                statements under the Securities Act of 1933
                became effective during the period                             0

120.    [X]     State the total value of the portfolio securities on
                the date of deposit for the new series included in
                item 119 ($000's omitted)                                     $0

121.    [X]     State the number of series for which a current prospectus
                was in existence at the end of the period                      3

122.    [X]     State the number of existing series for which additional
                units were registered under the Securities Act of 1933
                during the current period                                      3

123.    [X]     State the total value of the additional units considered
                in answering item 122 ($000's omitted)                  $229,119

124.    [X]     State the total value of units of prior series that were
                placed in the portfolios of subsequent series during the
                current period (the value of these units is to be measured on the date they were placed in the subsequent series)
                ($000's omitted)                                              $0

125.    [X]     State the total dollar amount of sales loads collected
                (before reallowances to other brokers or dealers) by
                Registrant's principal underwriter and any underwriter
                which is an affiliated person of the principal
                underwriter during the current period solely from the sale of units of all series of Registrant
                ($000's omitted)                                         $27,550

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a
                subsequent series.) ($000's omitted)                          $0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

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
                                                Number of       Total Assets     Total Income
                                                  Series          ($000's        Distributions
                                                Investing         omitted)      ($000's omitted)
                                                ---------       ------------    ----------------
A.      U.S. Treasury direct issue                               $                 $

B.      U.S. Government agency                                   $                 $

C.      State and municipal tax-free                             $                 $

D.      Public utility debt                                      $                 $

E.      Brokers or dealers debt or debt of
        brokers' or dealers' parent                              $                 $

F.      All other corporate intermed. & long-
        term debt                                    3           $  355,820        $ 16,794

G.      All other corporate short-term debt          3           $   62,993        $    629

H.      Equity securities of brokers or dealers
        or parents of brokers or dealers                         $                 $

I.      Investment company equity securities                     $                 $

J.      All other equity securities                  3           $1,646,781        $ 28,851

K.      Other securities                                         $                 $

L.      Total assets of all series of registrant     3           $2,065,594        $ 46,274




128.    [ ]     Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)
                [If answer is "N" (No), go to item 131.]

129.    [ ]     Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period?(Y/N)
                [If answer is "N" (No), go to item 131.]

130.    [ ]     In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees?(Y/N)

131.            Total expenses incurred by all series of Registrant during the current reporting period
                ($000's omitted)                                         $25,295

132.    [X]     List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

        811-8260        811-40304       811-40320       811-_____      811-_____


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This report is signed on behalf of the registrant in the City of Madison, and
State of Wisconsin, on the 28th day of February, 2005.

                          CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT (Registrant)
                          By: CUNA Mutual Life of America (Depositor)

Witness:

/s/Kevin S. Thompson                By:   /s/Jeff Post
------------------------                  -------------------------------------
Kevin S. Thompson                         Jeff Post
------------------------                  -------------------------------------
Vice President                            President and Chief Executive Officer
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Witness' Title (print)